Fair Value Measurements - Changes In Fair Value Measurement Bond Portfolio (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Fair Value Disclosures [Abstract]
Gross Bond portfolio	$ 8,808,603	$ 9,079,442
Bond Purchases	4,053	1,983,250
Bond Proceeds	(121,866)	(2,254,089)
Gross Bond portfolio	$ 8,690,790	$ 8,808,603